Schedule of investments
Macquarie Energy Transition ETF

December 31, 2024 (Unaudited)
NQ-ET002J (1224) 0225 (4212045)
Number of
shares Value (US $)
Common Stocks — 99 .40%
Agricultural Products - 1 .26%
Darling Ingredients, Inc.
†
2,492 $ 83,955
83,955
Aluminum - 5 .07%
Alcoa Corp. 8,935 337,564
337,564
Coal & Consumable Fuels - 3 .58%
Cameco Corp. 3,774 193,946
Centrus Energy Corp., Class A
†
668 44,495
238,441
Copper - 3 .22%
ERO Copper Corp.
†
15,885 214,165
214,165
Diversified Metals & Mining - 15 .44%
Anglo American plc 11,016 326,018
Foran Mining Corp.
†
14,268 39,009
Hudbay Minerals, Inc. 40,585 329,210
Lifezone Metals Ltd.
†
5,417 37,648
MP Materials Corp.
†
15,839 247,088
NGEx Minerals Ltd.
†
5,162 48,156
1,027,129
Electric Utilities - 0 .50%
Constellation Energy Corp. 148 33,109
33,109
Electrical Components & Equipment - 7 .49%
Fluence Energy, Inc.
†
3,429 54,453
Generac Holdings, Inc.
†
1,675 259,708
Sunrun, Inc.
†
19,903 184,103
498,264
Fertilizers & Agricultural Chemicals - 4 .83%
CF Industries Holdings, Inc. 3,769 321,571
321,571
Gold - 3 .81%
Wheaton Precious Metals Corp. 4,512 253,755
253,755
Heavy Electrical Equipment - 1 .77%
GE Vernova, Inc. 107 35,196
Net Power, Inc.
†
7,761 82,189
117,385
Independent Power Producers & Energy Traders - 0 .51%
Vistra Corp. 245 33,778
33,778

Schedule of investments
Macquarie Energy Transition ETF

NQ-ET002J (1224) 0225 (4212045)
Number of
shares Value (US $)
Common Stocks (continued)
Integrated Oil & Gas - 4 .31%
Shell plc ADR 4,577 $ 286,749
286,749
Oil & Gas Equipment & Services - 4 .08%
Baker Hughes Co., Class A 3,421 140,329
Schlumberger NV 3,423 131,238
271,567
Oil & Gas Exploration & Production - 22 .85%
ARC Resources Ltd. 10,451 189,542
Chord Energy Corp. 1,172 137,030
ConocoPhillips 1,976 195,960
EOG Resources, Inc. 1,417 173,696
EQT Corp. 5,001 230,597
Expand Energy Corp. 2,287 227,671
Permian Resources Corp., Class A 10,774 154,930
Tourmaline Oil Corp. 4,562 211,113
1,520,539
Oil & Gas Refining & Marketing - 8 .23%
Marathon Petroleum Corp. 1,682 234,639
Neste OYJ 6,348 79,729
Valero Energy Corp. 1,902 233,166
547,534
Renewable Electricity - 2 .08%
Spruce Power Holding Corp.
†
20,448 60,731
Sunnova Energy International, Inc.
†
22,546 77,332
138,063
Semiconductor Equipment - 1 .63%
Enphase Energy, Inc.
†
1,576 108,240
108,240
Semiconductors - 4 .92%
First Solar, Inc.
†
1,858 327,454
327,454
Steel - 3 .82%
Metallus, Inc.
†
9,577 135,323
Steel Dynamics, Inc. 1,044 119,089
254,412
Total Common Stocks (cost $6,575,843) 6,613,674

NQ-ET002J (1224) 0225 (4212045)
Number of
shares Value (US $)
Short-Term Investments — 0 .61%
Money Market Mutual Funds - 0 .61%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 4.00%) 40,785 $ 40,785
Total Short-Term Investments (Cost $40,785) 40,785
Total Value of Securities — 100.01%
        (cost $6,616,628) 6,654,459
Liabilities Net of Receivables and Other Assets — (0.01%) (597)
Net Assets Applicable to 254,000 Shares Outstanding — 100.00% $ 6,653,862
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

Schedule of investments
Macquarie Focused Emerging Markets Equity ETF

December 31, 2024 (Unaudited)
NQ-ET005J (1224) 0225 (4212139)
Number of
shares Value (US $)
Common Stocks — 97 .57%
Δ
Brazil - 3 .30%
Ambev SA ADR 49,684 $ 91,915
Petroleo Brasileiro SA ADR 17,951 230,850
322,765
China - 20 .70%
Alibaba Group Holding Ltd. ADR 4,963 420,814
Baidu, Inc. ADR
†
671 56,572
BeiGene Ltd. ADR
†
520 96,049
Bilibili, Inc. ADR
†
2,704 48,969
China Resources Beer Holdings Co. Ltd. 36,472 118,573
Meituan, Class B 144A
#,†
12,332 240,871
New Oriental Education & Technology Group,
Inc. ADR 1,497 96,077
PDD Holdings, Inc. ADR
†
2,256 218,809
TAL Education Group ADR
†
7,150 71,643
Tencent Holdings Ltd. 10,080 541,207
Trip.com Group Ltd. ADR
†
1,048 71,956
ZTO Express Cayman, Inc. ADR 2,256 44,105
2,025,645
Hong Kong - 3 .04%
Hong Kong Exchanges & Clearing Ltd. 7,824 296,977
296,977
India - 12 .24%
Dr Reddy's Laboratories Ltd. ADR 3,891 61,439
HDFC Bank Ltd. ADR 3,847 245,669
Infosys Ltd. ADR 7,220 158,262
Reliance Industries Ltd. GDR 144A
#
12,051 684,497
Tata Consultancy Services Ltd. 1,000 47,829
1,197,696
Indonesia - 3 .02%
Astra International Tbk. PT 257,924 78,523
Bank Central Asia Tbk. PT 259,896 156,228
Unilever Indonesia Tbk. PT 517,560 60,615
295,366
Malaysia - 1 .33%
Public Bank Bhd. 127,500 130,023
130,023
Mexico - 5 .26%
America Movil SAB de CV ADR 6,088 87,119
Cemex SAB de CV ADR 12,528 70,658
Coca-Cola Femsa SAB de CV ADR 1,286 100,167

NQ-ET005J (1224) 0225 (4212139)
Number of
shares Value (US $)
Common Stocks (continued)
Mexico (continued)
Fomento Economico Mexicano SAB de CV
ADR 976 $ 83,438
Grupo Financiero Banorte SAB de CV, Class O 21,608 138,833
Wal-Mart de Mexico SAB de CV 13,187 34,715
514,930
Peru - 1 .23%
Credicorp Ltd. 654 119,891
119,891
Saudi Arabia - 0 .49%
Saudi Arabian Oil Co. 144A
#
6,467 48,278
48,278
Singapore - 0 .64%
Grab Holdings Ltd., Class A
†
13,194 62,276
62,276
South Korea - 21 .06%
Samsung Biologics Co. Ltd. 144A
#,†
153 98,629
Samsung C&T Corp.
†
1,915 149,334
Samsung Electronics Co. Ltd. 14,954 540,402
Samsung Life Insurance Co. Ltd.
†
1,328 85,517
SK Hynix, Inc. 5,742 678,284
SK Square Co. Ltd.
†
9,449 508,987
2,061,153
Taiwan - 22 .18%
Delta Electronics, Inc. 8,168 107,256
FIT Hon Teng Ltd. 144A
#,†
147,840 69,479
Hon Hai Precision Industry Co. Ltd. 32,008 179,642
MediaTek, Inc. 5,747 248,044
Taiwan Semiconductor Manufacturing Co. Ltd. 47,768 1,566,308
2,170,729
Thailand - 1 .31%
Bangkok Bank PCL 16,100 71,304
PTT PCL 60,800 56,618
127,922
Turkiye - 1 .77%
Akbank TAS 94,589 173,419
173,419
Total Common Stocks (cost $9,888,920) 9,547,070

Schedule of investments
Macquarie Focused Emerging Markets Equity ETF

NQ-ET005J (1224) 0225 (4212139)
Number of
shares Value (US $)
Preferred Stocks — 1 .72%
Δ
Brazil - 1 .72%
Banco Bradesco SA 28,616 $ 54,657
Itau Unibanco Holding SA 22,912 113,643
Total Preferred Stocks
(cost $220,401) 168,300
Short-Term Investments — 0 .42%
Money Market Mutual Funds - 0 .42%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 4.00%) 41,385 41,385
Total Short-Term Investments (cost $41,385) 41,385
Total Value of Securities — 99.71%
      (cost $10,150,706) 9,756,755
Receivables and Other Assets Net of Liabilities — 0.29% 27,684
Net Assets Applicable to 400,000 Shares Outstanding — 100.00% $ 9,784,439
Δ
Securities have been classified by country of risk.
†
Non-income producing security.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At December 31, 2024, the aggregate value of Rule 144A securities was $1,141,754, which represents 11.67% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

Schedule of investments
Macquarie Focused Large Growth ETF

December 31, 2024 (Unaudited)
NQ-ET004J (1224) 0225 (4212082)
Number of
shares Value (US $)
Common Stocks — 98 .63%
^
Communication Services - 9 .08%
Alphabet, Inc., Class C 11,000 $ 2,094,840
Electronic Arts, Inc. 4,454 651,620
2,746,460
Consumer Discretionary - 12 .77%
Amazon.com, Inc.
†
10,825 2,374,897
Ferrari NV 1,961 833,111
LVMH Moet Hennessy Louis Vuitton SE ADR 5,025 656,717
3,864,725
Consumer Staples - 3 .00%
Coca-Cola Co. (The) 14,559 906,443
906,443
Financials - 13 .96%
Intercontinental Exchange, Inc. 7,176 1,069,296
MSCI, Inc., Class A 1,398 838,814
S&P Global, Inc. 1,699 846,153
Visa, Inc., Class A 4,658 1,472,114
4,226,377
Healthcare - 6 .51%
Danaher Corp. 3,627 832,578
UnitedHealth Group, Inc. 2,250 1,138,185
1,970,763
Industrials - 3 .93%
Waste Connections, Inc. 6,929 1,188,878
1,188,878
Information Technology - 46 .18%
Apple, Inc. 10,120 2,534,250
Intuit, Inc. 1,831 1,150,784
Microsoft Corp. 9,240 3,894,661
Motorola Solutions, Inc. 3,067 1,417,659
NVIDIA Corp. 24,025 3,226,317
Synopsys, Inc.
†
1,697 823,656
VeriSign, Inc.
†
4,485 928,216
13,975,543
Real Estate - 3 .20%
CoStar Group, Inc.
†
13,543 969,543
969,543
Total Common Stocks (cost $28,168,968) 29,848,732

Schedule of investments
Macquarie Focused Large Growth ETF

NQ-ET004J (1224) 0225 (4212082)
Number of
shares Value (US $)
Short-Term Investments — 1 .39%
Money Market Mutual Funds - 1 .39%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 4.00%) 419,474 $ 419,474
Total Short-Term Investments (Cost $419,474) 419,474
Total Value of Securities — 100.02%
        (cost $28,588,442) 30,268,206
Liabilities Net of Receivables and Other Assets — (0.02%) (5,158)
Net Assets Applicable to 1,100,000 Shares Outstanding — 100.00% $ 30,263,048
^
Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC

Schedule of investments
Macquarie Global Listed Infrastructure ETF

December 31, 2024 (Unaudited)
NQ-ET001J (1224) 0225 (4212107)
Number of
shares Value (US $)
Common Stocks — 97 .91%
Δ
Australia - 3 .06%
Atlas Arteria Ltd. 23,659 $ 69,558
Transurban Group 9,273 76,852
146,410
Brazil - 0 .75%
CCR SA 21,848 35,966
35,966
Canada - 8 .53%
Enbridge, Inc. 7,654 324,860
Gibson Energy, Inc. 4,906 83,550
408,410
China - 1 .83%
China Gas Holdings Ltd. 46,200 40,271
China Tower Corp. Ltd., Class H 144A
#
328,000 47,300
87,571
Denmark - 1 .56%
Orsted A/S 144A
#,†
1,661 74,799
74,799
France - 2 .58%
Aeroports de Paris SA 1,069 123,688
123,688
Germany - 1 .88%
Fraport AG Frankfurt Airport Services
Worldwide
†
1,485 89,987
89,987
Greece - 1 .00%
Athens International Airport SA 5,763 47,757
47,757
Hong Kong - 2 .34%
CLP Holdings Ltd. 10,500 88,281
HK Electric Investments & HK Electric
Investments Ltd. 35,000 23,884
112,165
Italy - 8 .95%
Enav SpA 144A
#
43,902 185,450
Enel SpA 12,284 87,620
Snam SpA 13,478 59,712
Terna - Rete Elettrica Nazionale 12,108 95,571
428,353

Schedule of investments
Macquarie Global Listed Infrastructure ETF

NQ-ET001J (1224) 0225 (4212107)
Number of
shares Value (US $)
Common Stocks (continued)
Mexico - 1 .73%
Grupo Aeroportuario del Centro Norte SAB de
CV, Class B 9,643 $ 82,995
82,995
Netherlands - 1 .71%
Koninklijke Vopak NV 1,861 81,928
81,928
New Zealand - 3 .38%
Auckland International Airport Ltd. 33,230 161,752
161,752
Spain - 11 .78%
Aena SME SA 144A
#
638 130,457
Cellnex Telecom SA 144A
#
4,451 140,669
EDP Renovaveis SA 10,750 111,799
Redeia Corp. SA 4,209 71,938
Sacyr SA 33,101 109,103
563,966
United Kingdom - 11 .48%
National Grid plc 21,328 253,655
Pennon Group plc 4,483 33,309
Severn Trent plc 3,034 95,260
United Utilities Group plc 12,721 167,456
549,680
United States of America - 35 .35%
Ameren Corp. 533 47,512
American Electric Power Co., Inc. 1,412 130,229
Cheniere Energy, Inc. 641 137,732
CMS Energy Corp. 1,791 119,370
Crown Castle, Inc. 1,061 96,296
Essential Utilities, Inc. 3,954 143,609
Eversource Energy 1,467 84,250
Exelon Corp. 3,924 147,700
Kinder Morgan, Inc. 4,496 123,190
NextEra Energy, Inc. 1,942 139,222
ONEOK, Inc. 788 79,115
PG&E Corp. 7,163 144,549
Sempra 1,883 165,178
Xcel Energy, Inc. 1,993 134,567
1,692,519
Total Common Stocks (cost $4,735,071) 4,687,946

NQ-ET001J (1224) 0225 (4212107)
Number of
shares Value (US $)
Short-Term Investments — 4 .14%
Money Market Mutual Funds - 4 .14%
JPMorgan U.S. Government Money Market
Fund — Class Morgan (seven-day
effective yield 4.00%) 198,277 $ 198,277
Total Short-Term Investments (cost $198,277) 198,277
Total Value of Securities — 102.05%
      (cost $4,933,348) 4,886,223
Liabilities Net of Receivables and Other Assets — (2.05)% (98,020)
Net Assets Applicable to 200,000 Shares Outstanding — 100.00% $ 4,788,203
Δ
Securities have been classified by country of risk.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At December 31, 2024, the aggregate value of Rule 144A securities was $578,675, which represents 12.09% of the Fund's net assets.
†
Non-income producing security.
Summary of abbreviations:
AG – Aktiengesellschaft
SpA – Stand-by Purchase Agreement

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

December 31, 2024 (Unaudited)
NQ-ET003J (1224) 0225 (4212119)
Principal
amount
°
Value (US $)
Municipal Bonds   — 98 .51%
Education Revenue Bonds - 11 .34%
Arizona Industrial Development Authority
Series 2022A  5.00% 11/1/28 160,000 $ 170,211
Colorado Educational & Cultural Facilities
Authority
Series 2014  4.50% 11/1/29 200,000 199,550
Maricopa County Industrial Development
Authority
Series 2020A 144A  4.00% 7/1/30
#
100,000 98,882
Pennsylvania Higher Educational Facilities
Authority
Series 2016A  5.00% 8/15/27 140,000 143,548
Pennsylvania State University (The)
Series B  5.00% 9/1/25 100,000 101,300
713,491
Electric Revenue Bonds - 10 .08%
City of Chaska
Series 2015A  5.00% 10/1/28 155,000 157,065
Housing & Redevelopment Authority of The
City of St Paul Minnesota
Series 2017A  4.00% 10/1/30 250,000 254,538
Salt River Project Agricultural Improvement &
Power District
Series 2021A  5.00% 1/1/25 120,000 120,005
Utility Debt Securitization Authority
Series 2016A  5.00% 6/15/28 100,000 102,837
634,445
Healthcare Revenue Bonds - 17 .36%
Augusta Development Authority
Series 2018  5.00% 7/1/28 135,000 141,754
Colorado Health Facilities Authority
Series 2015  5.00% 5/15/28 250,000 251,342
Series 2017A  5.00% 5/15/27 150,000 155,546
Series 2019A-1  5.00% 8/1/29 110,000 117,997
Cumberland County Municipal Authority
Series 2019  5.00% 11/1/27 145,000 151,153
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board
Series 2016A  5.00% 7/1/29 165,000 168,674

NQ-ET003J (1224) 0225 (4212119)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington Health Care Facilities Authority
Series 2019A-2  5.00% 8/1/28 100,000 $ 106,006
1,092,472
Housing Revenue Bonds - 2 .70%
Montgomery County Higher Education and
Health Authority
Series 2019  5.00% 9/1/29 160,000 169,895
169,895
Industrial Development Revenue Bonds - 5 .78%
California Infrastructure & Economic
Development Bank
Series 2020A-4 144A  8.00% 1/1/50
#,•
150,000 154,136
Mississippi Business Finance Corp.
Series 2009F  0.18% 12/1/30
•
210,000 210,000
364,136
Leasing Revenue Bonds - 9 .92%
Minneapolis Special School District No. 1
Series 2020A  5.00% 4/1/25 200,000 200,928
New Jersey Economic Development Authority
Series 2018EEE  5.00% 6/15/30 210,000 223,457
New Jersey Transportation Trust Fund
Authority
Series 2014AA  5.00% 6/15/26 200,000 200,113
624,498
Local General Obligation Revenue Bonds - 2 .16%
City of Detroit
Series 2018  5.00% 4/1/29 130,000 135,719
135,719
Special Tax Revenue Bonds - 5 .69%
Central Puget Sound Regional Transit Authority
Series 2015S-1  5.00% 11/1/25 100,000 101,710
Oregon State Lottery
Series 2015E  5.00% 4/1/27 255,000 256,161
357,871
State General Obligation Revenue Bonds - 13 .91%
Commonwealth of Pennsylvania
Series 2017  5.00% 1/1/25 210,000 210,009
District of Columbia
Series 2019A  5.00% 10/15/25 195,000 198,101

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

NQ-ET003J (1224) 0225 (4212119)
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
State General Obligation Revenue Bonds (continued)
State of Connecticut
Series 2018E  5.00% 9/15/28 150,000 $ 160,855
State of New Jersey
Series 2020A  5.00% 6/1/29 75,000 81,206
State of Texas
Series 2018  5.00% 8/1/26 (AMT) 220,000 225,502
875,673
Transportation Revenue Bonds - 8 .66%
City & County of Denver
Series 2022D  5.25% 11/15/26 (AMT) 140,000 144,574
City of Los Angeles Department of Airports
Series A  5.00% 5/15/28 (AMT) 135,000 135,620
New York Transportation Development Corp.
Series 2018  5.00% 1/1/28 60,000 62,149
North Texas Tollway Authority
Series 2015A  5.00% 1/1/28 45,000 45,000
Triborough Bridge & Tunnel Authority
Series 2021A  5.00% 11/1/25 155,000 157,676
545,019
Water & Sewer Revenue Bonds - 10 .91%
City of Chicago
Series 2004  5.00% 11/1/26 235,000 242,701
New York City Municipal Water Finance
Authority
Series 2022, Sub-Series BB-2  5.00%
6/15/27 245,000 249,646
Pittsburgh Water & Sewer Authority
Series 2017A  5.00% 9/1/29 (AGM) 185,000 194,114
686,461
Total Municipal Bonds (cost $6,176,437) 6,199,680
Total Value of Securities — 98.51%
        (cost $6,176,437) 6,199,680
Receivables and Other Assets Net of Liabilities — 1.49% 94,060
Net Assets Applicable to 250,000 Shares Outstanding — 100.00% $ 6,293,740
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

NQ-ET003J (1224) 0225 (4212119)
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions
(i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At December 31, 2024, the aggregate value of Rule 144A securities was $253,018, which represents 4.02% of the Fund's net assets.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month